UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  FORM N-Q

           QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                       MANAGEMENT INVESTMENT COMPANY

            Investment Company Act file number    811-22080
                                                -------------

                  First Trust Active Dividend Income Fund
             --------------------------------------------------
             (Exact name of registrant as specified in charter)

                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ---------------------------------------------------
            (Address of principal executive offices) (Zip code)

                           W. Scott Jardine, Esq.
                        First Trust Portfolios, L.P.
                    120 East Liberty Drive, Suite 400
                            Wheaton, IL 60187
            ----------------------------------------------------
                  (Name and address of agent for service)

      Registrant's telephone number, including area code:  630-765-8000
                                                          --------------

                   Date of fiscal year end:   November 30
                                            --------------

                 Date of reporting period:  August 31, 2010
                                            -----------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.



FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a)
AUGUST 31, 2010 (UNAUDITED)


   SHARES                DESCRIPTION                                VALUE
------------    --------------------------------------------    ------------
COMMON STOCKS - 86.4%

                AIR FREIGHT & LOGISTICS - 0.9%
  10,000        United Parcel Service, Inc.                     $    638,000
                                                                ------------

                AUTO COMPONENTS - 2.3%
  60,000        Johnson Controls, Inc.                             1,591,800
                                                                ------------

                AUTOMOBILES - 0.4%
  25,000        Ford Motor Co. (b)                                   282,250
                                                                ------------

                BEVERAGES - 6.9%
  32,000        Coca-Cola (The) Co.                                1,789,440
   5,000        Dr Pepper Snapple Group, Inc.                        184,100
  35,000        PepsiCo, Inc.                                      2,246,300
  10,000        Diageo PLC, ADR                                      655,000
                                                                ------------
                                                                   4,874,840
                                                                ------------
                COMMERCIAL BANKS - 2.6%
  25,000        Canadian Imperial Bank of Commerce                 1,698,000
   2,000        Toronto-Dominion (The) Bank                          135,020
                                                                ------------
                                                                   1,833,020
                                                                ------------
                COMMUNICATIONS EQUIPMENT - 0.4%
  15,000        Cisco Systems, Inc. (b)                              300,750
                                                                ------------

                COMPUTERS & PERIPHERALS - 2.4%
     750        Apple, Inc. (b)                                      182,528
  40,000        EMC Corp. (b)                                        729,600
  20,000        NetApp, Inc. (b)                                     808,800
                                                                ------------
                                                                   1,720,928
                                                                ------------
                CONSTRUCTION & ENGINEERING - 0.3%
  10,000        Quanta Services, Inc. (b)                            179,400
                                                                ------------

                CONSUMER FINANCE - 0.5%
  30,000        SLM Corp. (b)                                        331,500
                                                                ------------

                DIVERSIFIED FINANCIAL SERVICES - 2.4%
  55,000        Bank of America Corp.                                684,750
 275,000        Citigroup, Inc. (b)                                1,023,000
                                                                -------------
                                                                   1,707,750
                                                                -------------
                DIVERSIFIED TELECOMMUNICATION SERVICES - 2.8%
  25,000        AT&T, Inc.                                           675,750
  70,002        Frontier Communications Corp.                        541,115
  25,000        Verizon Communications, Inc.                         737,750
                                                                ------------
                                                                   1,954,615
                                                                ------------
                ELECTRIC UTILITIES - 5.6%
  65,000        Pepco Holdings, Inc.                               1,166,750
  70,000        PPL Corp.                                          1,901,200
  20,000        Progress Energy, Inc.                                858,200
                                                                ------------
                                                                   3,926,150
                                                                ------------
                ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS
                - 1.4%
  20,000        Avnet, Inc. (b)                                      458,000
  35,000        Corning, Inc.                                        548,800
                                                                ------------
                                                                   1,006,800
                                                                ------------
                Energy Equipment & Services - 3.6%
  35,000        National Oilwell Varco, Inc.                       1,315,650
  16,966        Schlumberger Ltd.                                    904,797
  20,000        Weatherford International Ltd. (b)                   298,200
                                                                ------------
                                                                   2,518,647
                                                                ------------
                FOOD PRODUCTS - 0.2%
  10,000        B&G Foods, Inc.                                      106,800
                                                                ------------


                See Notes to Quarterly Portfolio of Investments          Page 1




FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


   SHARES                DESCRIPTION                                VALUE
------------    --------------------------------------------    ------------
COMMON STOCKS - (CONTINUED)

                HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
  10,000        Given Imaging Ltd. (b)                          $    143,900
                                                                ------------

                HEALTH CARE PROVIDERS & SERVICES - 0.7%
  15,000        UnitedHealth Group, Inc.                             475,800
                                                                ------------

                HOTELS, RESTAURANTS & LEISURE - 0.2%
   5,000        Carnival Corp.                                       155,900
                                                                ------------

                HOUSEHOLD PRODUCTS - 2.7%
  25,000        Kimberly-Clark Corp.                               1,610,000
   5,000        Procter & Gamble (The) Co.                           298,350
                                                                ------------
                                                                   1,908,350
                                                                ------------

                INDUSTRIAL CONGLOMERATES - 1.2%
  15,000        General Electric Co.                                 217,200
   7,500        3M Co.                                               589,125
                                                                ------------
                                                                     806,325
                                                                ------------
                INSURANCE - 11.5%
 120,000        Lincoln National Corp.                             2,803,200
  40,000        MetLife, Inc.                                      1,504,000
  40,000        Prudential Financial, Inc.                         2,022,800
  12,000        Travelers (The) Cos., Inc.                           587,760
  65,000        XL Group PLC                                       1,164,150
                                                                ------------
                                                                   8,081,910
                                                                ------------
                INTERNET & CATALOG RETAIL - 0.4%
   2,500        Amazon.com, Inc. (b)                                 312,075
                                                                ------------

                IT SERVICES - 0.4%
   5,000        Cognizant Technology Solutions Corp. (b)             288,025
                                                                ------------

                MACHINERY - 1.4%
  15,000        Caterpillar, Inc.                                    977,400
                                                                ------------

                MEDIA - 0.9%
  20,000        Walt Disney (The) Co.                                651,800
                                                                ------------

                METALS & MINING - 1.3%
   5,000        Southern Copper Corp.                                151,200
   5,000        BHP Billiton Ltd., ADR                               332,650
  15,000        Vale S.A., ADR                                       401,250
                                                                ------------
                                                                     885,100
                                                                ------------
                MULTI-UTILITIES - 7.2%
  40,000        Ameren Corp.                                       1,122,800
  20,000        Dominion Resources, Inc.                             855,200
  30,000        DTE Energy Co.                                     1,405,500
  45,000        Public Service Enterprise Group, Inc.              1,438,200
   5,000        SCANA Corp.                                          195,150
                                                                ------------
                                                                   5,016,850
                                                                ------------
                OIL, GAS & CONSUMABLE FUELS - 4.6%
  30,000        Anadarko Petroleum Corp.                           1,379,700
  33,000        Copano Energy LLC                                    828,960
  20,000        Nordic American Tanker Shipping Ltd.                 529,400
 100,000        USEC, Inc. (b)                                       470,000
                                                                ------------
                                                                   3,208,060
                                                                ------------
                PHARMACEUTICALS - 0.3%
   5,000        Merck & Co., Inc.                                    175,800
                                                                ------------


                See Notes to Quarterly Portfolio of Investments          Page 2




FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)


   SHARES                DESCRIPTION                                VALUE
------------    --------------------------------------------    ------------
COMMON STOCKS - (CONTINUED)

                REAL ESTATE INVESTMENT TRUSTS (REITs) - 3.4%
   5,000        Washington Real Estate Investment Trust         $    153,200
 125,000        Annaly Capital Management, Inc.                    2,172,500
   1,000        Boston Properties, Inc.                               81,400
                                                                ------------
                                                                   2,407,100
                                                                ------------
                ROAD & RAIL - 3.7%
  10,000        CSX Corp.                                            498,900
  25,000        Canadian National Railway Co.                      1,525,500
  10,000        Canadian Pacific Railway Ltd.                        589,800
                                                                ------------
                                                                   2,614,200
                                                                ------------
                SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.1%
  40,000        Analog Devices, Inc.                               1,115,200
  15,000        Broadcom Corp., Class A                              449,550
  25,000        Cree, Inc. (b)                                     1,338,500
  50,000        Intel Corp.                                          886,000
  10,000        Microchip Technology, Inc.                           276,900
  10,000        Xilinx, Inc.                                         241,500
                                                                ------------
                                                                   4,307,650
                                                                ------------
                SPECIALTY RETAIL - 0.9%
   5,000        Buckle (The), Inc.                                   119,750
  15,000        Home Depot (The), Inc.                               417,150
   2,000        Tiffany & Co.                                         79,260
                                                                ------------
                                                                     616,160
                                                                ------------
                THRIFTS & MORTGAGE FINANCE - 0.4%
  40,000        MGIC Investment Corp. (b)                            288,800
                                                                ------------

                TOBACCO - 6.2%
 105,000        Altria Group, Inc.                                 2,343,600
   5,000        Lorillard, Inc.                                      380,050
  15,000        Philip Morris International, Inc.                    771,600
  15,000        Reynolds American, Inc.                              818,100
                                                                ------------
                                                                   4,313,350
                                                                ------------

                TOTAL COMMON STOCKS - 86.4%                       60,607,805
                (Cost $63,174,609)                              ------------


                INVESTMENT COMPANIES - 0.6%
                Asset Management & Custody Banks
   5,000        ProShares Ultra QQQ (b)                              260,100
   5,000        ProShares Ultra S&P500                               166,950
                                                                ------------
                TOTAL INVESTMENT COMPANIES                           427,050
                (Cost $448,844)                                 ------------


SHARES/UNITS                DESCRIPTION                                VALUE
------------    --------------------------------------------    ------------
MASTER LIMITED PARTNERSHIPS - 6.2%

                OIL, GAS & CONSUMABLE FUELS
   5,000        Energy Transfer Partners, L.P.                       228,450
  17,500        EV Energy Partner, L.P.                              588,350
   8,000        Genesis Energy, L.P.                                 169,200
  22,000        Kinder Morgan Energy Partners, L.P.                1,474,220
  35,000        Martin Midstream Partners, L.P.                    1,040,550
   4,000        Niska Gas Storage Partners LLC                        75,520
  30,000        Penn Virginia GP Holdings, L.P.                      587,400
   1,000        Regency Energy Partners, L.P.                         23,780
   5,000        Targa Resource Partners, L.P.                        126,450
                                                                ------------
                TOTAL MASTER LIMITED PARTNERSHIPS                  4,313,920
                (Cost $4,287,832)                               ------------


                See Notes to Quarterly Portfolio of Investments          Page 3




FIRST TRUST ACTIVE DIVIDEND INCOME FUND
PORTFOLIO OF INVESTMENTS (a) - (CONTINUED)
AUGUST 31, 2010 (UNAUDITED)



                         DESCRIPTION                                VALUE
                --------------------------------------------    ------------

                TOTAL INVESTMENTS - 93.2%                       $ 65,348,775
                (Cost $67,911,285) (c)

                NET OTHER ASSETS AND LIABILITIES - 6.8%            4,759,939
                                                                ------------
                NET ASSETS - 100.0%                             $ 70,108,714
                                                                ============


-------------------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b) Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of August 31, 2010, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $222,071 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,784,581.

ADR - American Depositary Receipt

VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of August 31, 2010 is as follows (see Note 1A - Portfolio Valuation in the Notes to Quarterly

Portfolio of Investments):


                                                                    LEVEL 2       LEVEL 3
                                                   LEVEL 1        SIGNIFICANT   SIGNIFICANT
                                TOTAL VALUE        QUOTED         OBSERVABLE    UNOBSERVABLE
                               AT 8/31/2010        PRICES           INPUTS         INPUTS
                              ----------------    -----------     -----------   -------------
Common Stocks*                $     60,607,805    $60,607,805     $        -    $         -
Investment Companies*                  427,050        427,050
Master Limited Partnerships*         4,313,920      4,313,920              -              -
                              ----------------    -----------     ----------    -----------
Total Investments             $     65,348,775    $65,348,775     $        -    $         -
                              ================    ===========     ==========    ===========

* See the Portfolio of Investments for industry breakout.

                See Notes to Quarterly Portfolio of Investments          Page 4




NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)


                     1. VALUATION AND INVESTMENT PRACTICES

A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust Active Dividend Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund) by the total number of Common Shares outstanding.

The Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Fund's Board of Trustees. A majority of the Fund's assets are valued using market information supplied by third parties. In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal markets for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended (the
"1940 Act").

Portfolio securities listed on any exchange other than the NASDAQ National Market ("NASDAQ") or the London Stock Exchange Alternative Investment Market ("AIM") are valued at the last sale price on the business day as of which such value is being determined. If there has been no sale on such day, or no official closing price in the case of securities traded on the NASDAQ or the AIM, the securities are valued at the mean of the most recent bid and asked prices on such day. Securities listed on the NASDAQ or the AIM are valued at the official closing price on the business day as of which such value is being determined. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined at the close of the exchange representing the principal market for such securities. Portfolio securities traded in the over-the-counter market, but excluding securities trading on the NASDAQ or the AIM, are valued at the closing bid prices. Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following: - Quoted prices for similar securities in active markets. - Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.
            - Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

                                                                         Page 5




NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS - (CONTINUED)

                    FIRST TRUST ACTIVE DIVIDEND INCOME FUND
                          AUGUST 31, 2010 (UNAUDITED)


             - Inputs that are derived principally from or corroborated by observable market data by correlation or other means.
      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of August 31, 2010 is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.


                              2. SUBSEQUENT EVENTS

On October 12, 2010, First Trust announced that James A. Bowen, its President, acquired 100% of the voting stock of The Charger Corporation, the general partner of First Trust (the "Transaction"). First Trust is a limited partnership with one limited partner and one general partner (The Charger Corporation). The Transaction is not expected to impact the day-to-day operations of the Fund. The consummation of the Transaction is deemed to be an "assignment" (as defined in the 1940 Act) of the Fund's investment management agreement and investment sub-advisory agreement and resulted in the automatic termination of the agreements.

The Board of Trustees of the Fund has approved an interim investment management agreement with First Trust and an interim investment sub-advisory agreement, which were entered into effective upon the closing of the Transaction and will be in effect for a maximum period of 150 days. A new investment management agreement with First Trust and a new investment sub-advisory agreement have been approved by the Board of Trustees of the Fund and will be submitted to shareholders of the Fund as of the record date (September 30, 2010) for approval and will take effect upon such shareholder approval. A special shareholder meeting of the Fund to vote on a proposal to approve the new investment management and the new investment sub-advisory agreement is expected to be held on December 6, 2010.


                                                                         Page 6




ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) First Trust Active Dividend Income Fund
             --------------------------------------------------------

By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010
     -----------------------------



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ James A. Bowen
                           --------------------------------------------------
                           James A. Bowen, Chairman of the Board, President and Chief Executive Officer
                           (principal executive officer)

Date  October 20, 2010
     -----------------------------




By (Signature and Title)*  /s/ Mark R. Bradley
                           --------------------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date  October 20, 2010
     -----------------------------


* Print the name and title of each signing officer under his or her signature.